Acquisition-Related Liabilities (Tables)	12 Months Ended
Dec. 28, 2013
Business Combinations [Abstract]
Remaining Payments Due under Noncompete and Deferred Consideration Agreements annual installments. The remaining payments due under these noncompete and deferred consideration agreements are as follows:

2014	$10,790
2015	6,742
2016	5,950
2017	5,910
2018	5,370
Thereafter	9,963

Total scheduled payments	44,725
Present value adjustments	(12,242)

Total noncompete obligations and deferred consideration	$32,483